Cash and cash equivalents	12 Months Ended
Mar. 31, 2019
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Cash and cash equivalents

21. Cash and cash equivalents

Cash and cash equivalents consist of the following:

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Cash at banks and in hand*	34,696	42,371	613
Short-term deposits	7,496	29,920	432

	42,192	72,291	1,045

Short-term deposits are made for periods of between one day and three months, depending on the immediate cash requirements of the respective companies, and earn interest at the respective short-term deposit rates.

*

Include ₹ 16,459 million and ₹ Nil ($ Nil) as at March 31, 2018 and March 31, 2019 respectively in unpaid dividend account of the subsidiary, attributable to the Company’s shareholding which has been remitted post year end.